Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the unaudited interim condensed consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited interim condensed consolidated statements of cash flows:

	June 30, 2025	December 31, 2024
Cash and cash equivalents	12,844	21,866
Restricted cash	7,050	8,050
Restricted cash, non-current	5,500	5,000
Total	25,394	34,916